SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
PRC Statutory income tax rate		25.00%	25.00%	25.00%
Effect on tax rates in different tax jurisdiction		(6.00%)	(10.00%)	5.00%
The effect of change in the tax rate of subsidiaries		(1.00%)	4.00%	0.00%
Non-deductible expenses		(1.00%)	(1.00%)	1.00%
Additional deduction for research and development expenditures		5.00%	8.00%	(6.00%)
Share-based compensation		0.00%	(4.00%)	4.00%
Non-taxable income		1.00%	1.00%	(2.00%)
Permanent book-tax differences		(4.00%)	(3.00%)	4.00%
Change in valuation allowance ()	[1]	(24.00%)	(43.00%)	(2.00%)
Effective tax rates		(5.00%)	(23.00%)	29.00%

[1]	Included the impact of the valuation allowance decrease due to disposal of subsidiaries and tax losses forfeiture in 2023.